Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2022
Accrued expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Note 13 — Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2022	2021
Ongoing accrued expenses	$208,230	$206,905
Project-related provisions	88,174	125,612
Taxes payable	34,204	34,717
Dividends payable(1)	47,735	44,956
Derivative instruments(2)	44,522	3,281
Other	189,791	196,832

	$612,656	$612,303

(1)	The amounts payable as a result of the August 3, 2022 and the August 4, 2021 dividend declarations, please see Note 19 to the consolidated financial statements.
(2)	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.